Stock-Based Compensation and Equity - Stock-Based Compensation Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	$ 461	$ 2,748	$ 886	$ 2,830
Operating expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	21	14	40	31
Selling expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	56	43	110	(239)
General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	$ 384	$ 2,691	$ 736	$ 3,038